Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Grants	955,827	970,557
Other Liabilities	295,751	293,187
Grants and other non-current liabilities	1,251,578	1,263,744